Portfolio of investments—November 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities: 0.75%
GNMA ±±	4.58%	8-20-2070	$2,031,645	$ 2,007,266
Total Agency securities (Cost $2,160,991)				2,007,266
Asset-backed securities: 29.68%
AmeriCredit Automobile Receivables Trust Series 2022 -2 Class A2A	4.20	12-18-2025	556,784	551,696
BMW Vehicle Lease Trust Series 2021-1 Class A3	0.29	1-25-2024	2,940,804	2,910,084
CarMax Auto Owner Trust Series 2020-4 Class A3	0.50	8-15-2025	1,596,228	1,544,791
CarMax Auto Owner Trust Series 2021-4 Class A2A	0.24	11-15-2024	398,233	394,770
CarMax Auto Owner Trust Series 2021-4 Class A3	0.56	9-15-2026	2,599,000	2,445,364
Carvana Auto Receivables Trust 2022-P3 Class A2	4.42	12-10-2025	1,380,000	1,368,803
CCG Receivables Trust Series 2020-1 Class A2 144A	0.54	12-14-2027	596,303	583,341
Chase Auto Owner Trust Series 2022-AA Class A2 144A	3.86	10-27-2025	1,183,000	1,168,106
Chesapeake Funding II LLC Series 2020-1A Class A1 144A	0.87	8-15-2032	702,742	689,191
Citibank Credit Card Issuance Trust Series 2018-A3 Class A3	3.29	5-23-2025	3,000,000	2,973,773
Daimler Trucks Retail Trust Series 2022-1 Class A2	5.07	9-16-2024	3,100,000	3,094,529
DLLAD LLC Series 2021-1 144A	0.35	9-20-2024	336,487	330,379
Donlen Fleet Lease Funding Series 2021-2 Class A1 (1 Month LIBOR +0.33%) 144A±	4.19	12-11-2034	1,324,961	1,318,067
Enterprise Fleet Financing LLC Series 2020-1 Class A2 144A	1.78	12-22-2025	1,192,364	1,183,613
Evergreen Credit Card Trust 2022 CRT-1 Class B 144A	5.61	7-15-2026	2,000,000	1,961,514
Ford Credit Auto Lease Trust Series 2022-A Class A2A	2.78	10-15-2024	752,661	742,954
Ford Credit Auto Owner Trust Series 2018-2 Class A	3.47	1-15-2030	2,000,000	1,973,589
Ford Credit Auto Owner Trust Series 2022- B Class A2A	3.44	2-15-2025	1,470,000	1,455,302
Ford Credit Auto Owner Trust Series 2022-C Class A2A	4.52	4-15-2025	705,000	701,400
Foursight Capital Automobile Receivables Trust Series 2022-1 Class A2 144A	1.15	9-15-2025	476,723	466,894
General Motors Financial Securitized Term 2021-2 Class A3	0.51	4-16-2026	2,000,000	1,912,668
GM Financial Auto Lease Trust Series 2021-3 Class A3	0.39	10-21-2024	2,000,000	1,933,607
GM Financial Auto Lease Trust Series 2021-2 Class A3	0.34	5-20-2024	1,209,892	1,192,011
Golden Credit Card Trust Series 2018-4A Class A 144A	3.44	8-15-2025	3,000,000	2,961,963
Great America Leasing Receivables Funding LLC Series 2021-1 Class A2 144A	0.27	6-15-2023	59,776	59,671
Honda Auto Receivables Owner Trust Series 2021-3 Class A3	0.41	11-18-2025	2,480,000	2,351,269
HPEFS Equipment Trust Series 2021-1A Class C 144A	0.75	3-20-2031	6,400,000	6,124,830
Hyundai Auto Lease Securitization Series 2022-A Class A3 144A	1.16	1-15-2025	3,000,000	2,876,249
Hyundai Auto Lease Securitization Trust Series 2021- C Class A3 144A	0.38	9-16-2024	3,959,000	3,827,833
John Deere Owner Trust Series 2022- B Class A2	3.73	6-16-2025	935,000	922,746
John Deere Owner Trust Series 2022-C Class A2	4.98	8-15-2025	1,450,000	1,444,577
Mercedes-Benz Auto Receivables Series 2022-1 Class A2	5.26	10-15-2025	1,460,000	1,458,097
Mercedes-Benz Auto Receivables Trust Series 2019-1 Class 3	1.94	3-15-2024	138,793	138,634
MMAF Equipment Finance LLC Series 2020-B Class A2 144A	0.38	8-14-2023	2,975	2,970
Nissan Auto Lease Trust Series 2022-A Class A3	3.81	5-15-2025	1,069,000	1,049,866
Oscar US Funding Trust Series 2021-1A Class A2 144A	0.40	3-11-2024	134,532	133,910
Oscar US Funding Trust Series 2021-2A Class A2 144A	0.39	8-12-2024	620,590	611,882
Santander Drive Auto Receivable Series 2022-5 Class A3	4.11	8-17-2026	1,250,000	1,222,154
Santander Drive Auto Receivable Trust Series 2021-4 A3	0.51	8-15-2025	839,583	833,970
Santander Retail Auto Lease Trust Series 2020 Class A C 144A	2.08	3-20-2024	1,500,000	1,489,567
Santander Retail Auto Lease Trust Series 2021-C Class A2 144A	0.29	4-22-2024	273,876	273,014
SoFi Consumer Loan Program Trust Series 2021-1 Class A 144A	0.49	9-25-2030	810,467	788,099
See accompanying notes to portfolio of investments

Allspring Conservative Income Fund  |  1

Portfolio of investments—November 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities (continued)
Tesla Auto Lease Trust Series 2021-A Class A2 144A	0.36%	3-20-2025	$ 314,234	$ 310,749
Tesla Auto Lease Trust Series 2021-A Class B	1.02	3-20-2025	1,600,000	1,523,336
Tesla Auto Lease Trust Series 2021-A Class C 144A	1.18	3-20-2025	4,000,000	3,781,551
Venture CDO Limited Series 16-25A Class AR (3 Month LIBOR +1.02%) 144A±	5.26	4-20-2029	2,310,002	2,280,043
Verizon Master Trust Series 2022-5 Class A1A	3.72	7-20-2027	2,050,000	2,011,428
Volkswagen Group of America Auto Lease Trust Series 2022-A Class A2	3.02	10-21-2024	2,389,045	2,351,213
Wheels SPV LLC Series 2020-1A Class A2 144A	0.51	8-20-2029	263,378	259,387
World Omni Auto Lease Trust Series 2021-A Class A3	0.42	8-15-2024	3,000,000	2,892,830
World Omni Auto Lease Trust Series 2022-A Class A	2.63	10-15-2024	1,982,693	1,954,354
Total Asset-backed securities (Cost $80,082,850)				78,832,638
Corporate bonds and notes: 43.06%
Communication services: 0.88%
Entertainment: 0.88%
Take-Two Interactive Software Incorporated	3.30	3-28-2024	2,400,000	2,336,187
Consumer discretionary: 0.58%
Multiline retail: 0.58%
Dollar General Corporation	4.25	9-20-2024	1,560,000	1,536,826
Consumer staples: 2.90%
Beverages: 0.74%
Constellation Brands Incorporated	3.60	5-9-2024	2,000,000	1,960,617
Food & staples retailing: 1.06%
Georgia Pacific LLC 144A	0.63	5-15-2024	3,000,000	2,813,750
Food products: 1.10%
Cargill Incorporated 144A	1.38	7-23-2023	3,000,000	2,929,737
Energy: 0.75%
Oil, gas & consumable fuels: 0.75%
Phillips 66	3.70	4-6-2023	2,000,000	1,995,137
Financials: 21.07%
Banks: 5.98%
Bank of America Corporation (3 Month LIBOR +0.78%) ±	3.55	3-5-2024	2,000,000	1,989,986
Fifth Third Bancorp	1.63	5-5-2023	2,000,000	1,971,118
Fifth Third Bancorp	1.80	1-30-2023	1,000,000	995,052
JPMorgan Chase & Company (U.S. SOFR +0.58%) ±	3.80	3-16-2024	4,000,000	3,975,828
PNC Financial Services Group Incorporated	2.95	1-30-2023	3,000,000	2,991,569
Truist Bank	2.20	3-16-2023	2,000,000	1,986,278
US Bank NA	3.40	7-24-2023	2,000,000	1,980,734
				15,890,565
Capital markets: 1.87%
Goldman Sachs Group Incorporated	3.63	1-22-2023	1,000,000	998,289
Morgan Stanley (U.S. SOFR +0.46%) ±	0.53	1-25-2024	4,000,000	3,961,569
				4,959,858
See accompanying notes to portfolio of investments

2  |  Allspring Conservative Income Fund

Portfolio of investments—November 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Consumer finance: 4.12%
American Honda Finance Corporation	2.05%	1-10-2023	$3,000,000	$ 2,991,629
Aviation Capital Group 144A	3.88	5-1-2023	2,000,000	1,976,298
Daimler Finance North America LLC (3 Month LIBOR +0.84%) 144A±	5.35	5-4-2023	2,000,000	2,001,419
Toyota Motor Credit Corporation	2.90	3-30-2023	2,000,000	1,988,357
Volkswagen Group of America Finance LLC 144A	3.13	5-12-2023	2,000,000	1,981,468
				10,939,171
Diversified financial services: 0.45%
Blackstone Holdings Finace Company LLC 144A	4.75	2-15-2023	1,200,000	1,198,644
Insurance: 8.65%
AIG Global Funding 144A	0.45	12-8-2023	2,000,000	1,906,985
Athene Global Funding (U.S. SOFR +0.70%) 144A±	4.50	5-24-2024	2,500,000	2,451,898
Brighthouse Financial Global Funding 144A	1.20	12-15-2023	2,000,000	1,915,347
Brighthouse Financial Global Funding Series 2021-1 (U.S. SOFR +0.76%) 144A±	4.18	4-12-2024	1,200,000	1,186,351
Equitable Financial Life Insurance Company of America (U.S. SOFR +0.39%) 144A±	3.80	4-6-2023	2,250,000	2,246,027
GA Global Funding Trust (U.S. SOFR +1.36%) 144A±	4.77	4-11-2025	2,000,000	1,949,652
Jackson National Life Global Funding 144A	3.25	1-30-2024	2,000,000	1,946,132
Massmutual Global Funding 144A	0.48	8-28-2023	3,000,000	2,900,197
Metropolitan Life Global Funding I 144A	3.00	1-10-2023	1,000,000	998,016
Principal Life Global Funding II 144A	0.50	1-8-2024	2,000,000	1,902,092
Principal Life Global Funding II (U.S. SOFR +0.38%) 144A±	4.18	8-23-2024	670,000	662,751
Protective Life Global Funding 144A	0.63	10-13-2023	2,000,000	1,923,466
Protective Life Global Funding 144A	1.08	6-9-2023	1,000,000	979,724
				22,968,638
Industrials: 1.75%
Trading companies & distributors: 0.81%
Air Lease Corporation	3.00	9-15-2023	2,200,000	2,156,712
Transportation infrastructure: 0.94%
Penske Truck Leasing Company LP 144A	2.70	3-14-2023	2,500,000	2,481,571
Information technology: 0.74%
Semiconductors & semiconductor equipment: 0.74%
Microchip Technology Incorporated	2.67	9-1-2023	2,000,000	1,955,860
Materials: 0.74%
Metals & mining: 0.74%
Glencore Funding LLC Company 144A	4.13	3-12-2024	2,000,000	1,967,671
Real estate: 1.56%
Equity REITs: 1.56%
Public Storage (U.S. SOFR +0.47%) ±	4.00	4-23-2024	1,195,000	1,187,615
Simon Property Group LP	2.75	6-1-2023	3,000,000	2,963,304
				4,150,919
Utilities: 12.09%
Electric utilities: 7.58%
Duke Energy Corporation ¤	0.00	12-1-2022	5,000,000	4,999,433
See accompanying notes to portfolio of investments

Allspring Conservative Income Fund  |  3

Portfolio of investments—November 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Electric utilities (continued)
Florida Power & Light Company (U.S. SOFR +0.25%) ±	4.05%	5-10-2023	$2,000,000	$ 1,994,579
Nextera Energy Capital Company	4.26	9-1-2024	2,500,000	2,467,616
Oklahoma Gas & Electric Company	0.55	5-26-2023	2,910,000	2,847,767
Southern California Edison's First Mortgage (U.S. SOFR +0.64%) ±	4.01	4-3-2023	4,220,000	4,211,157
Southern Company (U.S. SOFR +0.37%) ±	4.17	5-10-2023	2,000,000	1,993,597
Tampa Electric Company	3.88	7-12-2024	1,670,000	1,631,375
				20,145,524
Gas utilities: 1.25%
Atmos Energy Corporation (3 Month LIBOR +0.38%) ±	3.57	3-9-2023	3,320,000	3,316,488
Multi-utilities: 2.47%
Centerpoint Energy Incorporated ¤	0.00	12-1-2022	2,000,000	1,999,773
CenterPoint Energy Incorporated (3 Month LIBOR +0.50%) ±	3.60	3-2-2023	1,705,000	1,703,629
CenterPoint Energy Incorporated (U.S. SOFR +0.65%) ±	4.45	5-13-2024	1,445,000	1,424,263
Suncor Energy Incorporated ¤	0.00	12-5-2022	1,440,000	1,439,176
				6,566,841
Oil, gas & consumable fuels: 0.79%
Enterprise Products LLC ¤	0.00	12-2-2022	2,100,000	2,099,521
Total Corporate bonds and notes (Cost $115,334,497)				114,370,237
Municipal obligations: 5.62%
California: 2.23%
Education revenue: 0.56%
University of California Series BF	0.63	5-15-2023	1,500,000	1,471,774
Miscellaneous revenue: 1.67%
California State Earthquake Authority	5.39	7-1-2023	2,000,000	1,996,193
Pomona CA Pension Obligation Series BJ	4.00	8-1-2023	1,000,000	991,553
Torrance CA Joint Powers Financing Authority	1.43	10-1-2023	1,500,000	1,456,576
				4,444,322
				5,916,096
Colorado: 1.07%
Transportation revenue: 1.07%
Colorado Bridge Enterprise Senior Project Infrastructure	0.92	12-31-2023	3,000,000	2,856,638
Connecticut: 0.40%
GO revenue: 0.40%
Connecticut	4.25	6-15-2023	1,070,000	1,068,288
Illinois: 0.37%
Airport revenue: 0.37%
Chicago IL O’Hare International Airport Senior Lien Series D	0.96	1-1-2023	1,000,000	996,735
New York: 1.55%
Airport revenue: 0.48%
Port Authority of New York & New Jersey Series AAA	1.09	7-1-2023	1,305,000	1,275,957
See accompanying notes to portfolio of investments

4  |  Allspring Conservative Income Fund

Portfolio of investments—November 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue: 0.91%
New York City NY City Housing Development Corporation Refunding Sustainable Bonds Series A (Department of Housing and Urban Development Insured)	2.32%	1-1-2023	$2,410,000	$ 2,405,221
Utilities revenue: 0.16%
Long Island NY Power Authority Electric System Series C	0.76	3-1-2023	430,000	425,887
				4,107,065
Total Municipal obligations (Cost $15,242,460)				14,944,822
Yankee corporate bonds and notes: 23.20%
Financials: 22.64%
Banks: 18.73%
Bank of Montreal «	0.40	9-15-2023	2,000,000	1,930,317
Bank of Montreal (U.S. SOFR +0.27%) ±	3.47	9-15-2023	2,000,000	1,989,301
Bank of Nova Scotia «	0.40	9-15-2023	2,000,000	1,931,337
Bank of Nova Scotia	0.70	4-15-2024	2,000,000	1,885,137
Banque Federative du Credit Mutuel SA 144A	0.65	2-27-2024	2,000,000	1,889,465
Canadian Imperial Bank of Commerce	0.95	6-23-2023	1,500,000	1,467,043
Cooperatieve Rabobank UA (U.S. SOFR +0.30%) ±	3.72	1-12-2024	2,000,000	1,988,540
Credit Agricole SA London 144A	3.75	4-24-2023	3,000,000	2,980,628
Credit Suisse AG New York «	1.00	5-5-2023	3,000,000	2,879,303
DNB Bank ASA (3 Month LIBOR +0.62%) 144A±	3.72	12-2-2022	500,000	500,000
Mitsubishi UFJ Financial Group Incorporated	3.76	7-26-2023	1,000,000	990,650
Mizuho Financial Group	3.55	3-5-2023	2,000,000	1,992,910
NatWest Markets plc (U.S. SOFR +0.53%) 144A±	4.33	8-12-2024	1,250,000	1,230,105
Nordea Bank AB 144A	1.00	6-9-2023	2,000,000	1,957,817
Royal Bank of Canada	1.60	4-17-2023	4,000,000	3,952,423
Santander UK plc	2.10	1-13-2023	2,000,000	1,992,586
Santander UK plc	4.00	3-13-2024	2,000,000	1,969,948
Skandinaviska Enskilda Banken (3 Month LIBOR +0.32%) 144A±	3.40	9-1-2023	3,000,000	2,994,511
Skandinaviska Enskilda Banken (3 Month LIBOR +0.65%) 144A±	3.88	12-12-2022	1,250,000	1,249,907
Sumitomo Mitsui Trust Bank Limited (U.S. SOFR +0.44%) 144A±	3.60	9-16-2024	1,200,000	1,191,212
Svenska Handelsbanken AB 144A	0.63	6-30-2023	2,000,000	1,947,500
Swedbank AB 144A	0.60	9-25-2023	2,000,000	1,922,724
Toronto Dominion Bank	3.25	3-11-2024	1,000,000	979,436
Toronto Dominion Bank	3.50	7-19-2023	2,000,000	1,983,959
Toronto Dominion Bank	4.29	9-13-2024	2,000,000	1,974,354
Westpac Banking Corporation (U.S. SOFR +0.30%) ±	4.10	11-18-2024	2,000,000	1,973,897
				49,745,010
Capital markets: 3.15%
Deutsche Bank AG	0.96	11-8-2023	1,000,000	957,443
Deutsche Bank AG (U.S. SOFR +0.50%) ±	4.30	11-8-2023	3,500,000	3,473,925
UBS AG 144A	0.38	6-1-2023	1,000,000	976,976
UBS AG (U.S. SOFR +0.45%) 144A±	4.25	8-9-2024	3,000,000	2,972,489
				8,380,833
Diversified financial services: 0.76%
Federation des caisses Desjardins (U.S. SOFR +0.43%) 144A±	4.23	5-21-2024	2,050,000	2,024,585
See accompanying notes to portfolio of investments

Allspring Conservative Income Fund  |  5

Portfolio of investments—November 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrials: 0.56%
Electrical equipment: 0.56%
Siemens Financieringsmaatschappij NV 144A	0.40%	3-11-2023	$1,500,000	$ 1,482,657
Total Yankee corporate bonds and notes (Cost $62,200,124)				61,633,085

		Yield	Shares
Short-term investments: 2.03%
Investment companies: 2.03%
Allspring Government Money Market Fund Select Class ♠∞		3.60	2,780,265	2,780,265
Securities Lending Cash Investments LLC ♠∩∞		3.90	2,602,125	2,602,125
Total Short-term investments (Cost $5,382,390)				5,382,390
Total investments in securities (Cost $280,403,312)	104.34%			277,170,438
Other assets and liabilities, net	(4.34)			(11,541,421)
Total net assets	100.00%			$265,629,017

±±	The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
GNMA	Government National Mortgage Association
GO	General obligation
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$637,978	$40,046,093	$(37,903,806)	$0	$0	$2,780,265	2,780,265	$13,118
Securities Lending Cash Investments LLC	0	3,094,625	(492,500)	0	0	2,602,125	2,602,125	874#
				$0	$0	$5,382,390		$13,992

#	Amount shown represents income before fees and rebates.
See accompanying notes to portfolio of investments

6  |  Allspring Conservative Income Fund

Notes to portfolio of investments—November 30, 2022 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC ("Allspring Funds Management"), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"), an affiliated non-registered investment company. Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Allspring Funds Management and is subadvised by Allspring Global Investments, LLC ("Allspring Investments"), an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments Holdings, LLC. Allspring Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Allspring Funds Management are paid to Allspring Investments for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority

Allspring Conservative Income Fund  |  7

Notes to portfolio of investments—November 30, 2022 (unaudited)

to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of November 30, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$2,007,266	$0	$2,007,266
Asset-backed securities	0	78,832,638	0	78,832,638
Corporate bonds and notes	0	114,370,237	0	114,370,237
Municipal obligations	0	14,944,822	0	14,944,822
Yankee corporate bonds and notes	0	61,633,085	0	61,633,085
Short-term investments
Investment companies	5,382,390	0	0	5,382,390
Total assets	$5,382,390	$271,788,048	$0	$277,170,438
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the three months ended November 30, 2022, the Fund did not have any transfers into/out of Level 3.

8  |  Allspring Conservative Income Fund